1. Organization, History and Business	12 Months Ended
Sep. 30, 2012
Notes
1. Organization, History and Business

1.     Organization, History and Business

Single Touch Systems, Inc. (“the Company”) was incorporated in Delaware on May 31, 2000, under its original name, Hosting Site Network, Inc.  On May 12, 2008, the Company changed its name to Single Touch Systems, Inc.

The Company offers its patented technologies and a modular, adaptable platform, and multi-channel messaging gateway to its customers enabling them to reach consumers on all types of connected devices.